RELATED PARTY TRANSACTIONS - Additional Information (Details) - CNY (¥) ¥ in Thousands				1 Months Ended	5 Months Ended	7 Months Ended	12 Months Ended
	Aug. 22, 2019	Jun. 11, 2019	Jan. 01, 2019	Jan. 31, 2018	Jun. 11, 2019	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Amounts due to related parties						¥ 7,734	¥ 7,734	¥ 680
Amounts due from a related party						4,820	4,820	1,970
Guangxi Pukai | Analytics services
Related Party Transaction [Line Items]
Transaction amount			¥ 20,000
Beihai Silver Beach
Related Party Transaction [Line Items]
Amounts due from a related party						1,500	1,500
Beihai Silver Beach | Analytics services
Related Party Transaction [Line Items]
Revenue	¥ 12,579		¥ 10,000				4,717
Fang
Related Party Transaction [Line Items]
IT service fee						5,214	5,214
Software license fee						278	278
Amounts due to related parties						7,734	7,734
Repayment of cash advance from related parties								3,815
Share-based compensation expenses related to Fang's share-based awards					¥ 7,776		7,776	¥ 6,808	¥ 6,283
Fang | Analytics services
Related Party Transaction [Line Items]
Revenue							17,296		¥ 350
Fang | Network Resources
Related Party Transaction [Line Items]
Related party expenses		¥ 7,500					2,286
Fang | Software License Arrangement
Related Party Transaction [Line Items]
Software royalty fee							¥ 500
Term of contract (in years)							10 years
Amounts due to related parties						278	¥ 278
Fang | Related Party Spin Off
Related Party Transaction [Line Items]
Legal costs paid							680
Fang | Related Party Payable
Related Party Transaction [Line Items]
Amounts due to related parties						7,734	7,734
Amounts due from a related party						¥ 56,850	¥ 56,850
Beijing Heng Xin Jia Hua Investment Consulting Limited [Member]
Related Party Transaction [Line Items]
Repayment of cash advance from related parties				¥ 3,815